PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Changes in the OPEB Obligation and Changes in Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ 0	$ 15	$ 0
Return on plan assets greater than discount rate	1,121	(82)
Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,600
Current service cost	80	85	100
Interest cost (income)	143	138	204
Past service cost - Plan amendments		(13)	4
Past service cost - Curtailments		(2)
Balance at end of the period	3,792	3,600
Present value of the wholly or party funded obligation				$ (575)	$ (589)
Fair value of plan assets				502	498
Net present value of the wholly or partly funded obligation				(73)	(91)
Present value of the unfunded obligation				(3,719)	(3,509)
Net amount recognized	(3,600)	(3,600)		(3,792)	(3,600)
Other post-employment benefits and other long-term employee benefits (OPEB) | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	4,098	4,686
Current service cost	80	85
Interest cost (income)	163	155
Past service cost - Plan amendments		(13)
Past service cost - Curtailments		(2)
Plan participants’ contribution	29	32
Actuarial (gain) loss	129	(395)
Demographic assumptions	4	(11)
Financial assumptions	256	(320)
Experience adjustment	(131)	(64)
Benefits paid	(242)	(266)
Foreign currency exchange rate differences and other movements	37	(184)
Balance at end of the period	4,294	4,098	4,686
Net amount recognized	(4,098)	(4,098)	(4,686)	(4,294)	(4,098)
Other post-employment benefits and other long-term employee benefits (OPEB) | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(498)	(546)
Interest cost (income)	(20)	(17)
Plan participants’ contribution	(29)	(32)
Return on plan assets greater than discount rate	37	(33)
Employer contribution	(25)	(3)
Benefits paid	57	63
Foreign currency exchange rate differences and other movements		(2)
Balance at end of the period	(502)	(498)	(546)
Net amount recognized	502	546	546	502	498
United States | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,416
Current service cost	40	49	58
Interest cost (income)	104	103	159
Past service cost - Plan amendments		(10)	0
Past service cost - Curtailments		0
Balance at end of the period	2,480	2,416
Present value of the wholly or party funded obligation				(531)	(528)
Fair value of plan assets				496	491
Net present value of the wholly or partly funded obligation				(35)	(37)
Present value of the unfunded obligation				(2,445)	(2,379)
Net amount recognized	(2,416)	(2,416)		(2,480)	(2,416)
United States | Other post-employment benefits and other long-term employee benefits (OPEB) | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,907	3,269
Current service cost	40	49
Interest cost (income)	124	120
Past service cost - Plan amendments		(10)
Past service cost - Curtailments		0
Plan participants’ contribution	29	32
Actuarial (gain) loss	29	(365)
Demographic assumptions	(11)	(14)
Financial assumptions	169	(285)
Experience adjustment	(129)	(66)
Benefits paid	(170)	(188)
Foreign currency exchange rate differences and other movements	17	0
Balance at end of the period	2,976	2,907	3,269
Net amount recognized	(2,976)	(3,269)	(3,269)	(2,976)	(2,907)
United States | Other post-employment benefits and other long-term employee benefits (OPEB) | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(491)	(538)
Interest cost (income)	(20)	(17)
Plan participants’ contribution	(29)	(32)
Return on plan assets greater than discount rate	37	(32)
Employer contribution	(25)	(3)
Benefits paid	56	61
Foreign currency exchange rate differences and other movements		0
Balance at end of the period	(496)	(491)	(538)
Net amount recognized	496	538	538	496	491
Canada | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	591
Current service cost	9	10	9
Interest cost (income)	22	21	23
Past service cost - Plan amendments		(1)	1
Past service cost - Curtailments		0
Balance at end of the period	688	591
Present value of the wholly or party funded obligation				0	0
Fair value of plan assets				0	0
Net present value of the wholly or partly funded obligation				0	0
Present value of the unfunded obligation				(688)	(591)
Net amount recognized	(591)	(591)		(688)	(591)
Canada | Other post-employment benefits and other long-term employee benefits (OPEB) | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	591	679
Current service cost	9	10
Interest cost (income)	22	21
Past service cost - Plan amendments		(1)
Past service cost - Curtailments		0
Plan participants’ contribution	0	0
Actuarial (gain) loss	67	(32)
Demographic assumptions	15	2
Financial assumptions	53	(24)
Experience adjustment	(1)	(10)
Benefits paid	(31)	(34)
Foreign currency exchange rate differences and other movements	30	(52)
Balance at end of the period	688	591	679
Net amount recognized	(688)	(679)	(679)	(688)	(591)
Canada | Other post-employment benefits and other long-term employee benefits (OPEB) | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)	0	0
Plan participants’ contribution	0	0
Return on plan assets greater than discount rate	0	0
Employer contribution	0	0
Benefits paid	0	0
Foreign currency exchange rate differences and other movements		0
Balance at end of the period	0	0	0
Net amount recognized	0	0	0	0	0
Europe | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	524
Current service cost	28	25	26
Interest cost (income)	11	12	11
Past service cost - Plan amendments		(2)	2
Past service cost - Curtailments		(2)
Balance at end of the period	540	524
Present value of the wholly or party funded obligation				(44)	(61)
Fair value of plan assets				6	7
Net present value of the wholly or partly funded obligation				(38)	(54)
Present value of the unfunded obligation				(502)	(470)
Net amount recognized	(524)	(524)		(540)	(524)
Europe | Other post-employment benefits and other long-term employee benefits (OPEB) | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	531	579
Current service cost	28	25
Interest cost (income)	11	12
Past service cost - Plan amendments		(2)
Past service cost - Curtailments		(2)
Plan participants’ contribution	0	0
Actuarial (gain) loss	26	3
Demographic assumptions	0	1
Financial assumptions	25	(8)
Experience adjustment	1	10
Benefits paid	(37)	(41)
Foreign currency exchange rate differences and other movements	(13)	(43)
Balance at end of the period	546	531	579
Net amount recognized	(531)	(531)	(579)	(546)	(531)
Europe | Other post-employment benefits and other long-term employee benefits (OPEB) | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(7)	(8)
Interest cost (income)	0	0
Plan participants’ contribution	0	0
Return on plan assets greater than discount rate	0	(1)
Employer contribution	0	0
Benefits paid	1	2
Foreign currency exchange rate differences and other movements		(2)
Balance at end of the period	(6)	(7)	(8)
Net amount recognized	6	8	8	6	7
Other | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	69
Current service cost	3	1	7
Interest cost (income)	6	2	11
Past service cost - Plan amendments		0	1
Past service cost - Curtailments		0
Balance at end of the period	84	69
Present value of the wholly or party funded obligation				0	0
Fair value of plan assets				0	0
Net present value of the wholly or partly funded obligation				0	0
Present value of the unfunded obligation				(84)	(69)
Net amount recognized	(69)	(69)		(84)	(69)
Other | Other post-employment benefits and other long-term employee benefits (OPEB) | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	69	159
Current service cost	3	1
Interest cost (income)	6	2
Past service cost - Plan amendments		0
Past service cost - Curtailments		0
Plan participants’ contribution	0	0
Actuarial (gain) loss	7	(1)
Demographic assumptions	0	0
Financial assumptions	9	(3)
Experience adjustment	(2)	2
Benefits paid	(4)	(3)
Foreign currency exchange rate differences and other movements	3	(89)
Balance at end of the period	84	69	159
Net amount recognized	(84)	(159)	(159)	(84)	(69)
Other | Other post-employment benefits and other long-term employee benefits (OPEB) | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	0	0
Interest cost (income)	0	0
Plan participants’ contribution	0	0
Return on plan assets greater than discount rate	0	0
Employer contribution	0	0
Benefits paid	0	0
Foreign currency exchange rate differences and other movements		0
Balance at end of the period	0	0	0
Net amount recognized	$ 0	$ 0	$ 0	$ 0	$ 0